Gains and Losses on derecognition of Financial Assets measured at Amortized Cost (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021 [1]	Jun. 30, 2022	Jun. 30, 2021 [1]
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Abstract]
Gains	€ 1	€ 9	€ 3	€ 11
Losses	(5)	(3)	(7)	(6)
Net gains (losses) from derecognition of securities measured at amortized cost	€ (4)	€ 6	€ (4)	€ 4

[1]	[1]Prior years' comparatives aligned to presentation in the current year.